Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
(8) Leases
The Company has an operating lease for lab space from Sanford Health (a related party), under a lease that started in June 2014 and ran through June 2019, at which time the lease was amended to run through August 2024. This lease can be terminated with one year advance written notice. The lease is for $66,993 per month. The operating lease does not include an option to extend beyond the life of the current term. The lease does not provide an implicit rate, and, therefore, the Company used an IBR of 4.54% as the discount rate when measuring the operating lease liability. The Company estimated the incremental borrowing rate based upon comparing interest rates available in the market for similar borrowings and the credit quality of the Company.
The Company entered into a lease for office, laboratory, and warehouse space in November 2020. This lease has a
3-year
term, with options to extend for 3 additional periods of 3 years each. The options were not included in the right of use calculation as it is unclear as to whether or not the location will meet the Company’s requirements beyond the next three years. The lease cost is $36,125 per month. The Company used an IBR of 4.69% as the discount rate when measuring the operating lease liability. The Company estimated the incremental borrowing rate based upon comparing interest rates available in the market for similar borrowings and the credit quality of the Company.
The Company entered into a lease for barn space for the housing of goats in April 2020. This lease has a
2-year
term, with automatic renewals for a
one-year
period after the initial term expires until either party terminates. The options were not included in the right of use calculation, as the goat project is mostly funded by government grants, and those grants do not currently extend beyond the initial lease term. The lease cost is $665 per month for the first year, then $678 per month for the second year. The Company used an IBR of 4.08% as the discount rate when measuring the operating lease liability. The Company estimated the incremental borrowing rate based upon comparing interest rates available in the market for similar borrowings and the credit quality of the Company.
The Company has the following finance leases:

•
In December 2018, the Company entered into a finance lease with Dakota Ag Properties for a new animal facility which includes the surrounding land. The facility and the land have been accounted for as separate lease components. The lease is based upon payback of $4,000,000 in construction costs, with a
20-year
term at an interest rate of 8%. The monthly payment for this lease is $33,458. The Company has the option to purchase the asset at any time during the term of the lease for the balance of the unamortized lease payments.

•
In December 2018, the Company entered into an equipment lease for a
12,000-gallon
propane tank that is located on the Company’s animal facility. The lease is for five years, with an annual payment of $8,199. The Company has the option to purchase the asset at any time during the term of the lease for the balance of the unamortized lease payments.

•
In July 2018, the Company entered into a lease agreement with a bank, for a Ruby Cell Analyzer. The lease agreement is for a five-year term. The monthly payment for this lease is $807. The Company has the option to purchase the asset at the end of the lease for $1.

•
In March 2019, the Company entered into two lease agreements for laboratory equipment. The leases are each for a
3-year
term and a combined monthly payment of $5,956. Both leases have a $1 purchase option at the end of the lease term.

The lease agreements do not require material variable lease payments, residual value guarantees or restrictive covenants.
The amortizable lives of the operating lease assets are limited by their expected lease terms. The amortizable lives of the finance lease assets are limited by their expected lives, as the Company intends to exercise the purchase options at the end of the leases. The following is the estimated useful lives of the finance lease assets:

Animal Facility	40 years
Equipment	3–7 years
Land	Indefinite
The Company’s weighted-average remaining lease term and weighted-average discount rate for operating and finance leases as of December 31, 2021 are:

	Operating	Finance
Weighted-average remaining lease term	2.44 years	16.80 years
Weighted-average discount rate	4.58%	7.71%
The table below reconciles the undiscounted future minimum lease payments under non-cancelable
leases with terms of more than one year to the total lease liabilities recognized on the consolidated balance sheet as of December 31, 2021:

	Operating	Finance
2022	$1,240,333	$444,928
2023	1,169,559	406,339
2024	535,943	401,496
2025	—	401,496
2026	—	401,496
Thereafter	—	4,784,494

Undiscounted future minimum lease payments	2,945,835	6,840,249
Less: Amount representing interest payments	(150,237)	(2,916,769)

Total lease liabilities	2,795,598	3,923,480
Less current portion	(1,142,413)	(161,050)

Noncurrent lease liabilities	$1,653,185	$3,762,430

Operating lease expense was approximately $1,083,000 and $710,000, respectively, for the years ended December 31, 2021 and 2020. Operating lease costs are included within research and development expenses on the consolidated statements of operations.
Finance lease costs for the years ended December 31, 2021 and 2020 included approximately $165,000 and $165,000, respectively, in right-of-use
asset amortization and approximately $296,000 and $445,000, respectively, of interest expense. Finance lease costs are included within research and development expenses on the consolidated statements of operations.
Cash payments under operating and finance leases were approximately $1,147,000 and $491,000 , respectively, for the year ended December 31, 2021. Cash payments under operating and finance leases were approximately $564,000 and $491,000, respectively, for the year ended December 31, 2020.